Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2022(1)
Retail Annuities	$12,725	$1,406	$36,231
Closed Life and Annuity Blocks	119	10,894	12,730
Institutional Products	—	—	9,019
Corporate and Other	74	—	—
Total	$12,918	$12,300	$57,980

December 31, 2021(1)
Retail Annuities	$13,365	$1,706	$36,501
Closed Life and Annuity Blocks	130	13,471	13,158
Institutional Products	—	—	8,830
Corporate and Other	24	—	—
Total	$13,519	$15,177	$58,489

December 31, 2020
Retail Annuities	$13,739	$9,075	$38,720
Closed Life and Annuity Blocks	134	13,417	13,491
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$22,492	$63,349

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

			Interest Credited	Deferred
			on Other	Acquisition and	Operating
		Net Investment	Contract Holder	Sales Inducements	Costs and
	Premium	Income	Funds	Amortization	Other Expenses
December 31, 2022(1)
Retail Annuities	$10	$394	$246	$557	$2,174
Closed Life and Annuity Blocks	111	706	412	11	129
Institutional Products	—	312	201	—	5
Corporate and Other	—	55	—	—	25
Segment subtotal	121	1,467	859	568	2,333
Non-operating items (2)	(12)	1,253	—	657	—
Total	$109	$2,720	$859	$1,225	$2,333

December 31, 2021(1)
Retail Annuities	$15	$686	$218	$556	$2,455
Closed Life and Annuity Blocks	119	950	419	12	181
Institutional Products	—	260	188	—	5
Corporate and Other	—	56	—	—	48
Segment subtotal	134	1,952	825	568	2,689
Non-operating items (2)	(12)	1,188	—	737	—
Total	$122	$3,140	$825	$1,305	$2,689

December 31, 2020
Retail Annuities	$27	$947	$469	$55	$2,172
Closed Life and Annuity Blocks	143	776	436	17	190
Institutional Products	—	355	250	—	5
Corporate and Other	—	(34)	—	20	36
Segment subtotal	170	2,044	1,155	92	2,403
Non-operating items (1)	(13)	792	138	(626)	(1,203)
Total	$157	$2,836	$1,293	$(534)	$1,200

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
(2) See Note 3. Segment Information for further details on the non-operating items.

See the accompanying Report of Independent Registered Public Accounting Firm